Financial Assets at Amortized Cost - Schedule of Bank's Loan Portfolio Days Past-Due (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
0 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks	$ 596,974	$ 2,432,163
Commercial loans	19,209,158	19,182,847
Residential mortgage loans	12,584,443	11,780,753
Consumer loans	5,133,476	4,889,853
0 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks	(1,781)	(909)
Commercial loans	(116,137)	(123,881)
Residential mortgage loans	(15,621)	(15,612)
Consumer loans	(214,906)	(226,238)
0 days [Member] | Net financial assets [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks	595,193	2,431,254
Commercial loans	19,093,021	19,058,966
Residential mortgage loans	12,568,822	11,765,141
Consumer loans	4,918,570	4,663,615
1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks	70,729	87,768
Commercial loans	437,498	329,453
Residential mortgage loans	276,230	238,690
Consumer loans	181,410	174,970
1 to 29 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks	(207)	(432)
Commercial loans	(16,054)	(12,748)
Residential mortgage loans	(5,115)	(5,197)
Consumer loans	(59,839)	(57,686)
1 to 29 days [Member] | Net financial assets [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks	70,522	87,336
Commercial loans	421,444	316,705
Residential mortgage loans	271,115	233,493
Consumer loans	121,571	117,284
30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	123,043	115,208
Residential mortgage loans	126,427	102,011
Consumer loans	89,921	93,775
30 to 59 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(15,657)	(11,122)
Residential mortgage loans	(5,239)	(4,472)
Consumer loans	(40,675)	(42,008)
30 to 59 days [Member] | Net financial assets [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	107,386	104,086
Residential mortgage loans	121,188	97,539
Consumer loans	49,246	51,767
60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	53,592	53,469
Residential mortgage loans	55,023	47,770
Consumer loans	43,635	50,522
60 to 89 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(6,563)	(5,583)
Residential mortgage loans	(3,065)	(2,960)
Consumer loans	(23,486)	(27,969)
60 to 89 days [Member] | Net financial assets [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	47,029	47,886
Residential mortgage loans	51,958	44,810
Consumer loans	20,149	22,553
> = 90 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	324,689	349,067
Residential mortgage loans	191,204	141,544
Consumer loans	106,547	101,342
> = 90 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(100,157)	(106,307)
Residential mortgage loans	(6,592)	(5,261)
Consumer loans	(64,328)	(63,143)
> = 90 days [Member] | Net financial assets [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	224,532	242,760
Residential mortgage loans	184,612	136,283
Consumer loans	42,219	38,199
Subtotal [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks	667,703	2,519,931
Commercial loans	20,147,980	20,030,044
Residential mortgage loans	13,233,327	12,310,768
Consumer loans	5,554,989	5,310,462
Subtotal [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks	(1,988)	(1,341)
Commercial loans	(254,568)	(259,641)
Residential mortgage loans	(35,632)	(33,502)
Consumer loans	(403,234)	(417,044)
Subtotal [Member] | Net financial assets [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks	665,715	2,518,590
Commercial loans	19,893,412	19,770,403
Residential mortgage loans	13,197,695	12,277,266
Consumer loans	5,151,755	4,893,418
Total Loans [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	39,603,999	40,171,205
Total Loans [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	(695,422)	(711,528)
Total Loans [Member] | Net financial assets [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	38,908,577	39,459,677
Stage 1 Evaluation Individual [Member] | 0 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks	596,974	2,432,163
Commercial loans	14,460,417	14,430,127
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Individual [Member] | 0 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks	(1,781)	(909)
Commercial loans	(48,974)	(55,341)
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Individual [Member] | 1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks	70,729	87,768
Commercial loans	214,772	148,791
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Individual [Member] | 1 to 29 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks	(207)	(432)
Commercial loans	(764)	(459)
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Individual [Member] | 30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	12,415	12,759
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Individual [Member] | 30 to 59 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(34)	(49)
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Individual [Member] | 60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	8,707	7,345
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Individual [Member] | 60 to 89 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(52)	(60)
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Individual [Member] | > = 90 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Individual [Member] | > = 90 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Individual [Member] | Subtotal [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks	667,703	2,519,931
Commercial loans	14,696,311	14,599,022
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Individual [Member] | Subtotal [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks	(1,988)	(1,341)
Commercial loans	(49,824)	(55,909)
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Individual [Member] | Total Loans [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	15,364,014	17,118,953
Stage 1 Evaluation Individual [Member] | Total Loans [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	(51,812)	(57,250)
Stage 1 Evaluation Group [Member] | 0 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	4,022,272	4,117,186
Residential mortgage loans	11,924,679	11,130,137
Consumer loans	4,661,049	4,406,805
Stage 1 Evaluation Group [Member] | 0 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(18,047)	(21,025)
Residential mortgage loans	(7,796)	(8,538)
Consumer loans	(144,631)	(152,643)
Stage 1 Evaluation Group [Member] | 1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	6,319	27,483
Residential mortgage loans	112,244	20,806
Consumer loans	4,979	40,541
Stage 1 Evaluation Group [Member] | 1 to 29 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(132)	(1,119)
Residential mortgage loans	(1,338)	(518)
Consumer loans	(576)	(11,647)
Stage 1 Evaluation Group [Member] | 30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Group [Member] | 30 to 59 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Group [Member] | 60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Group [Member] | 60 to 89 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Group [Member] | > = 90 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Group [Member] | > = 90 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
Stage 1 Evaluation Group [Member] | Subtotal [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	4,028,591	4,144,669
Residential mortgage loans	12,036,923	11,150,943
Consumer loans	4,666,028	4,447,346
Stage 1 Evaluation Group [Member] | Subtotal [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(18,179)	(22,144)
Residential mortgage loans	(9,134)	(9,056)
Consumer loans	(145,207)	(164,290)
Stage 1 Evaluation Group [Member] | Total Loans [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	20,731,542	19,742,958
Stage 1 Evaluation Group [Member] | Total Loans [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	(172,520)	(195,490)
Stage 2 Evaluation Individual [Member] | 0 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	260,184	237,042
Residential mortgage loans
Consumer loans
Stage 2 Evaluation Individual [Member] | 0 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(9,754)	(8,204)
Residential mortgage loans
Consumer loans
Stage 2 Evaluation Individual [Member] | 1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	22,159	26,668
Residential mortgage loans
Consumer loans
Stage 2 Evaluation Individual [Member] | 1 to 29 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(858)	(719)
Residential mortgage loans
Consumer loans
Stage 2 Evaluation Individual [Member] | 30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	10,990	13,111
Residential mortgage loans
Consumer loans
Stage 2 Evaluation Individual [Member] | 30 to 59 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(380)	(1,006)
Residential mortgage loans
Consumer loans
Stage 2 Evaluation Individual [Member] | 60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	2,312	4,302
Residential mortgage loans
Consumer loans
Stage 2 Evaluation Individual [Member] | 60 to 89 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(179)	(187)
Residential mortgage loans
Consumer loans
Stage 2 Evaluation Individual [Member] | > = 90 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
Stage 2 Evaluation Individual [Member] | > = 90 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
Stage 2 Evaluation Individual [Member] | Subtotal [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	295,645	281,123
Residential mortgage loans
Consumer loans
Stage 2 Evaluation Individual [Member] | Subtotal [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(11,171)	(10,116)
Residential mortgage loans
Consumer loans
Stage 2 Evaluation Individual [Member] | Total Loans [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	295,645	281,123
Stage 2 Evaluation Individual [Member] | Total Loans [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	(11,171)	(10,116)
Stage 2 Evaluation Group [Member] | 0 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	216,024	210,755
Residential mortgage loans	594,254	599,734
Consumer loans	378,949	391,601
Stage 2 Evaluation Group [Member] | 0 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(3,036)	(2,979)
Residential mortgage loans	(4,747)	(4,728)
Consumer loans	(24,156)	(27,036)
Stage 2 Evaluation Group [Member] | 1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	139,909	88,195
Residential mortgage loans	128,071	187,607
Consumer loans	142,585	106,672
Stage 2 Evaluation Group [Member] | 1 to 29 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(5,985)	(3,745)
Residential mortgage loans	(2,746)	(3,760)
Consumer loans	(42,433)	(32,205)
Stage 2 Evaluation Group [Member] | 30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	43,057	42,034
Residential mortgage loans	90,397	74,184
Consumer loans	53,655	61,334
Stage 2 Evaluation Group [Member] | 30 to 59 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(3,106)	(2,993)
Residential mortgage loans	(4,185)	(3,611)
Consumer loans	(21,220)	(24,624)
Stage 2 Evaluation Group [Member] | 60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	12,974	9,628
Residential mortgage loans	30,978	23,038
Consumer loans	17,639	18,819
Stage 2 Evaluation Group [Member] | 60 to 89 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(1,538)	(1,101)
Residential mortgage loans	(2,310)	(1,646)
Consumer loans	(8,818)	(10,325)
Stage 2 Evaluation Group [Member] | > = 90 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
Stage 2 Evaluation Group [Member] | > = 90 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
Stage 2 Evaluation Group [Member] | Subtotal [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	411,964	350,612
Residential mortgage loans	843,700	884,563
Consumer loans	592,828	578,426
Stage 2 Evaluation Group [Member] | Subtotal [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(13,665)	(10,818)
Residential mortgage loans	(13,988)	(13,745)
Consumer loans	(96,627)	(94,190)
Stage 2 Evaluation Group [Member] | Total Loans [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	1,848,492	1,813,601
Stage 2 Evaluation Group [Member] | Total Loans [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	(124,280)	(118,753)
Stage 3 Evaluation Individual [Member] | 0 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	142,884	89,282
Residential mortgage loans
Consumer loans
Stage 3 Evaluation Individual [Member] | 0 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(20,514)	(20,131)
Residential mortgage loans
Consumer loans
Stage 3 Evaluation Individual [Member] | 1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	18,146	9,591
Residential mortgage loans
Consumer loans
Stage 3 Evaluation Individual [Member] | 1 to 29 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(2,750)	(2,123)
Residential mortgage loans
Consumer loans
Stage 3 Evaluation Individual [Member] | 30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	22,310	18,279
Residential mortgage loans
Consumer loans
Stage 3 Evaluation Individual [Member] | 30 to 59 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(6,776)	(2,484)
Residential mortgage loans
Consumer loans
Stage 3 Evaluation Individual [Member] | 60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	8,749	8,614
Residential mortgage loans
Consumer loans
Stage 3 Evaluation Individual [Member] | 60 to 89 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(1,076)	(461)
Residential mortgage loans
Consumer loans
Stage 3 Evaluation Individual [Member] | > = 90 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	100,652	140,166
Residential mortgage loans
Consumer loans
Stage 3 Evaluation Individual [Member] | > = 90 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(34,777)	(43,191)
Residential mortgage loans
Consumer loans
Stage 3 Evaluation Individual [Member] | Subtotal [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	292,741	265,932
Residential mortgage loans
Consumer loans
Stage 3 Evaluation Individual [Member] | Subtotal [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(65,893)	(68,390)
Residential mortgage loans
Consumer loans
Stage 3 Evaluation Individual [Member] | Total Loans [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	292,741	265,932
Stage 3 Evaluation Individual [Member] | Total Loans [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	(65,893)	(68,390)
Stage 3 Evaluation Group [Member] | 0 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	98,943	90,287
Residential mortgage loans	65,275	50,882
Consumer loans	92,941	90,983
Stage 3 Evaluation Group [Member] | 0 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(15,003)	(15,064)
Residential mortgage loans	(3,047)	(2,346)
Consumer loans	(45,890)	(46,325)
Stage 3 Evaluation Group [Member] | 1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	35,517	28,001
Residential mortgage loans	35,915	30,277
Consumer loans	32,946	26,734
Stage 3 Evaluation Group [Member] | 1 to 29 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(5,129)	(4,172)
Residential mortgage loans	(1,031)	(919)
Consumer loans	(16,250)	(13,177)
Stage 3 Evaluation Group [Member] | 30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	34,271	29,025
Residential mortgage loans	36,030	27,827
Consumer loans	36,266	32,441
Stage 3 Evaluation Group [Member] | 30 to 59 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(5,361)	(4,590)
Residential mortgage loans	(1,054)	(861)
Consumer loans	(19,455)	(17,384)
Stage 3 Evaluation Group [Member] | 60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	20,850	23,580
Residential mortgage loans	24,045	24,732
Consumer loans	25,996	31,703
Stage 3 Evaluation Group [Member] | 60 to 89 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(3,718)	(3,774)
Residential mortgage loans	(755)	(1,314)
Consumer loans	(14,668)	(17,644)
Stage 3 Evaluation Group [Member] | > = 90 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	224,037	208,901
Residential mortgage loans	191,204	141,544
Consumer loans	106,547	101,342
Stage 3 Evaluation Group [Member] | > = 90 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(65,380)	(63,116)
Residential mortgage loans	(6,592)	(5,261)
Consumer loans	(64,328)	(63,143)
Stage 3 Evaluation Group [Member] | Subtotal [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	413,618	379,794
Residential mortgage loans	352,469	275,262
Consumer loans	294,696	283,203
Stage 3 Evaluation Group [Member] | Subtotal [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(94,591)	(90,716)
Residential mortgage loans	(12,479)	(10,701)
Consumer loans	(160,591)	(157,673)
Stage 3 Evaluation Group [Member] | Total Loans [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	1,060,783	938,259
Stage 3 Evaluation Group [Member] | Total Loans [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	(267,661)	(259,090)
POCI [Member] | 0 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	8,434	8,168
Residential mortgage loans	235
Consumer loans	537	464
POCI [Member] | 0 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(809)	(1,137)
Residential mortgage loans	(31)
Consumer loans	(229)	(234)
POCI [Member] | 1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	676	724
Residential mortgage loans
Consumer loans	900	1,023
POCI [Member] | 1 to 29 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(436)	(411)
Residential mortgage loans
Consumer loans	(580)	(657)
POCI [Member] | 30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
POCI [Member] | 30 to 59 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
POCI [Member] | 60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
POCI [Member] | 60 to 89 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
POCI [Member] | > = 90 days [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
POCI [Member] | > = 90 days [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans
Residential mortgage loans
Consumer loans
POCI [Member] | Subtotal [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	9,110	8,892
Residential mortgage loans	235
Consumer loans	1,437	1,487
POCI [Member] | Subtotal [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Loans and advances to Banks
Commercial loans	(1,245)	(1,548)
Residential mortgage loans	(31)
Consumer loans	(809)	(891)
POCI [Member] | Total Loans [Member] | Financial Assets Before Allowances [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	10,782	10,379
POCI [Member] | Total Loans [Member] | Allowances Established [Member]
Schedule of Bank's Loan Portfolio Days Past-Due [Line Items]
Total Loans	$ (2,085)	$ (2,439)